Significant accounting policies (Tables)	12 Months Ended
Jun. 30, 2022
Schedule of Fixed Asset Depreciation Rate
Class of fixed asset	Depreciation rate
Leasehold improvements	Remaining lease term
IT equipment	10-25%
Other equipment	20%

Schedule of Intangible Asset Amortisation rate	The following useful lives are applied:
Class of fixed asset	Amortisation rate
Patents	5%
Trademarks	10%
Databases	16.67%